Reinsurance (Life Insurance In Force) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Direct gross life insurance face amount in force	$ 1,590,247,115	$ 1,181,531,932	$ 1,127,561,798
Assumed gross life insurance face amount in force	40,086,143	34,530,341	35,558,423
Reinsurance ceded	(1,450,508,310)	(1,080,451,145)	(1,027,473,705)
Net life insurance face amount in force	$ 179,824,948	$ 135,611,128	$ 135,646,516